Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

telephone (415) 856-7000

facsimile (415) 856-7100

www.paulhastings.com

March 2, 2018

VIA EDGAR

Secretary

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TCW Alternative Funds
File Nos. 333-201676 and 811-23025

Sir or Madam:

On behalf of TCW Alternative Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the prospectus and statement of additional information that would have been filed by the Registrant under Rule 497(c) under the Securities Act do not differ from that contained in Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A as filed electronically with the Commission on February 27, 2018 (Accession No. 0001193125-18-060808).

Please contact the undersigned at (415) 856-7007 with questions about this filing.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP